ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2022
Asset Retirement Obligation [Abstract]
Schedule of asset retirement obligations [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020

Balance, beginning of year	$93,343	$140,397	$158,914
Change in obligation	6,171	(47,054)	(18,517)
Accretion expense	-	-	-
Balance, end of year	$99,514	$93,343	$140,397